Columbia Intrinsic Value Fund
Third Quarter Report
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Intrinsic Value Fund, February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.8%
Issuer	Shares	Value ($)
Communication Services 6.5%
Diversified Telecommunication Services 1.0%
Verizon Communications, Inc.	590,888	29,627,124
Entertainment 1.6%
Walt Disney Co. (The)	432,970	45,912,139
Interactive Media & Services 3.0%
Alphabet, Inc., Class A	274,243	85,497,998
Wireless Telecommunication Services 0.9%
T-Mobile US, Inc.	125,700	27,288,213
Total Communication Services		188,325,474
Consumer Discretionary 4.1%
Broadline Retail 2.2%
Amazon.com, Inc.(a)	305,700	64,197,000
Specialty Retail 1.9%
Gap, Inc. (The)	922,900	25,878,116
Lowe’s Companies, Inc.	108,805	28,786,539
Total		54,664,655
Total Consumer Discretionary		118,861,655
Consumer Staples 8.6%
Beverages 2.8%
Coca-Cola Co. (The)	619,000	50,485,640
Constellation Brands, Inc., Class A	185,468	29,277,978
Total		79,763,618
Consumer Staples Distribution & Retail 2.0%
Walmart, Inc.	455,186	58,241,049
Household Products 1.4%
Colgate-Palmolive Co.	425,700	42,203,898
Tobacco 2.4%
Philip Morris International, Inc.	367,500	68,660,025
Total Consumer Staples		248,868,590
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.6%
Oil, Gas & Consumable Fuels 6.6%
EOG Resources, Inc.	244,000	30,275,520
EQT Corp.	489,900	30,089,658
Exxon Mobil Corp.	547,700	83,524,250
Valero Energy Corp.	225,500	46,146,320
Total		190,035,748
Total Energy		190,035,748
Financials 19.2%
Banks 7.7%
Citigroup, Inc.	481,300	53,034,447
JPMorgan Chase & Co.	332,100	99,729,630
M&T Bank Corp.	151,700	32,915,866
PNC Financial Services Group, Inc. (The)	172,525	36,635,684
Total		222,315,627
Capital Markets 5.5%
Bank of New York Mellon Corp. (The)	438,200	52,189,620
Goldman Sachs Group, Inc. (The)	54,400	46,760,608
KKR & Co., Inc., Class A	206,100	18,070,848
Morgan Stanley	251,600	41,893,916
Total		158,914,992
Consumer Finance 0.5%
Capital One Financial Corp.	73,555	14,390,300
Financial Services 3.0%
Berkshire Hathaway, Inc., Class B(a)	126,500	63,876,175
MasterCard, Inc., Class A	43,500	22,498,635
Total		86,374,810
Insurance 2.5%
Chubb Ltd.	128,700	43,868,682
Marsh & McLennan Companies, Inc.	147,200	27,488,128
Total		71,356,810
Total Financials		553,352,539

Columbia Intrinsic Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intrinsic Value Fund, February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.0%
Biotechnology 2.2%
BioMarin Pharmaceutical, Inc.(a)	322,500	19,907,925
Vertex Pharmaceuticals, Inc.(a)	89,100	44,267,553
Total		64,175,478
Health Care Providers & Services 5.0%
Centene Corp.(a)	854,400	38,345,472
Cigna Group (The)	125,700	36,430,374
CVS Health Corp.	180,158	14,394,624
Tenet Healthcare Corp.(a)	108,096	25,877,102
UnitedHealth Group, Inc.	96,800	28,388,536
Total		143,436,108
Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc.	91,000	47,421,010
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	728,900	45,461,493
Merck & Co., Inc.	373,200	46,209,624
Total		91,671,117
Total Health Care		346,703,713
Industrials 15.5%
Aerospace & Defense 3.5%
Boeing Co. (The)(a)	236,600	53,833,598
Northrop Grumman Corp.	65,500	47,446,890
Total		101,280,488
Air Freight & Logistics 0.7%
FedEx Corp.	55,387	21,434,769
Building Products 1.1%
Trane Technologies PLC	66,000	30,513,120
Electrical Equipment 2.1%
nVent Electric PLC	511,500	60,541,140
Ground Transportation 1.2%
Norfolk Southern Corp.	113,600	35,754,464
Industrial Conglomerates 1.2%
3M Co.	212,000	35,047,840
Machinery 5.7%
Cummins, Inc.	68,500	39,995,095
Ingersoll Rand, Inc.	399,100	37,571,274
Common Stocks (continued)
Issuer	Shares	Value ($)
Parker-Hannifin Corp.	46,000	46,422,280
Stanley Black & Decker, Inc.	462,800	40,027,572
Total		164,016,221
Total Industrials		448,588,042
Information Technology 11.0%
Electronic Equipment, Instruments & Components 1.9%
Corning, Inc.	351,589	52,871,954
IT Services 1.9%
EPAM Systems, Inc.(a)	390,833	55,107,453
Semiconductors & Semiconductor Equipment 4.0%
Broadcom, Inc.	120,408	38,476,376
Lam Research Corp.	332,400	77,745,036
Total		116,221,412
Software 2.6%
Microsoft Corp.	81,200	31,890,488
Salesforce, Inc.	222,332	43,308,050
Total		75,198,538
Technology Hardware, Storage & Peripherals 0.6%
Dell Technologies, Inc.	116,381	17,233,699
Total Information Technology		316,633,056
Materials 3.9%
Chemicals 2.9%
Linde PLC	100,800	51,214,464
PPG Industries, Inc.	256,800	31,655,736
Total		82,870,200
Metals & Mining 1.0%
Freeport-McMoRan, Inc.	419,369	28,550,641
Total Materials		111,420,841
Real Estate 3.0%
Health Care REITs 1.7%
Welltower, Inc.	235,200	48,714,624
Specialized REITs 1.3%
Equinix, Inc.	38,100	37,119,306
Total Real Estate		85,833,930
Columbia Intrinsic Value Fund  | 2026

Portfolio of Investments  (continued)
Columbia Intrinsic Value Fund, February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 5.4%
Electric Utilities 3.3%
Entergy Corp.	476,300	51,016,493
Xcel Energy, Inc.	542,200	45,197,792
Total		96,214,285
Independent Power and Renewable Electricity Producers 0.7%
AES Corp. (The)	1,195,090	20,651,155
Multi-Utilities 1.4%
Ameren Corp.	355,900	40,316,352
Total Utilities		157,181,792
Total Common Stocks (Cost $1,532,230,621)		2,765,805,380

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(b),(c)	86,665,578	86,648,245
Total Money Market Funds (Cost $86,638,181)		86,648,245
Total Investments in Securities (Cost: $1,618,868,802)		2,852,453,625
Other Assets & Liabilities, Net		35,929,107
Net Assets		2,888,382,732
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	25,820,838	322,197,317	(261,378,533)	8,623	86,648,245	(4,043)	894,062	86,665,578
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Intrinsic Value Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT138_05_T01_(04/26)